--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                       U.S. Large Cap Value Portfolio III

                               Semi-Annual Report

                         Six Months Ended May 31, 1998
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Schedule of Investments.............................................     7-8
    Statement of Assets and Liabilities.................................       9
    Statement of Operations.............................................      10
    Statements of Changes in Net Assets.................................      11
    Financial Highlights................................................      12
    Notes to Financial Statements.......................................   13-14

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (25,338,659 Shares, Cost $319,832)++ at Value                                           $    506,520
Receivable for Fund Shares Sold.........................................................           208
Prepaid Expenses and Other Assets.......................................................            19
                                                                                          ------------
    Total Assets........................................................................       506,747
                                                                                          ------------

LIABILITIES:
Payables for Investment Securities Purchased............................................            82
Payable for Fund Shares Redeemed........................................................           126
Accrued Expenses........................................................................            36
                                                                                          ------------
    Total Liabilities...................................................................           244
                                                                                          ------------

NET ASSETS..............................................................................  $    506,503
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    24,476,001
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      20.69
                                                                                          ------------
                                                                                          ------------

NET ASSETS CONSIST OF:
Paid-In Capital.........................................................................  $    295,016
Undistributed Net Investment Income.....................................................         1,165
Undistributed Net Realized Gain.........................................................        23,634
Unrealized Appreciation of Investment Securities........................................       186,688
                                                                                          ------------
    Total Net Assets....................................................................  $    506,503
                                                                                          ------------
                                                                                          ------------

--------------

++ The cost for federal income tax purposes is $320,635.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company.................  $   2,531
                                                                                          ---------

EXPENSES
    Administrative Services.............................................................         25
    Accounting & Transfer Agent Fees....................................................         10
    Legal Fees..........................................................................         10
    Audit Fees..........................................................................          2
    Filing Fees.........................................................................         14
    Shareholders' Reports...............................................................         12
    Directors' Fees and Expenses........................................................          4
    Organization Costs..................................................................          3
    Other...............................................................................          1
                                                                                          ---------
        Total Expenses..................................................................         81
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      2,450
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received from The DFA Investment Trust Company...............     25,896

Net Realized Gain on Investment Securities..............................................      5,641

Change in Unrealized Appreciation (Depreciation) of Investment Securities...............     46,084
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................     77,621
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  80,071
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                             SIX MONTHS      YEAR
                                                                                                ENDED       ENDED
                                                                                               MAY 31,     NOV. 30,
                                                                                                1998         1997
                                                                                             -----------   --------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................   $  2,450     $  7,795
    Capital Gain Distributions Received from The DFA Investment Trust Company..............     25,896       20,021
    Net Realized Gain on Investment Securities.............................................      5,641        2,617
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..............     46,084       68,251
                                                                                             -----------   --------
        Net Increase in Net Assets Resulting from Operations...............................     80,071       98,684
                                                                                             -----------   --------

Distributions From:
    Net Investment Income..................................................................     (8,183)      (6,889)
    Net Realized Gains.....................................................................    (26,867)      (6,872)
                                                                                             -----------   --------
        Total Distributions................................................................    (35,050)     (13,761)
                                                                                             -----------   --------
Capital Share Transactions (1):
    Shares Issued..........................................................................     29,190       69,668
    Shares Issued in Lieu of Cash Distributions............................................     26,708        8,206
    Shares Redeemed........................................................................    (65,454)     (71,733)
                                                                                             -----------   --------
        Net Increase (Decrease) From Capital Share Transactions............................     (9,556)       6,141
                                                                                             -----------   --------
        Total Increase.....................................................................     35,465       91,064
NET ASSETS
    Beginning of Period....................................................................    471,038      379,974
                                                                                             -----------   --------
    End of Period..........................................................................   $506,503     $471,038
                                                                                             -----------   --------
                                                                                             -----------   --------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..........................................................................      1,491        4,136
    Shares Issued in Lieu of Cash Distributions............................................      1,529          541
    Shares Redeemed........................................................................     (3,306)      (4,024)
                                                                                             -----------   --------
                                                                                                  (286)         653
                                                                                             -----------   --------
                                                                                             -----------   --------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR             YEAR            FEB. 3
                                                                                ENDED            ENDED              TO
                                                                               NOV 30,          NOV 30,          NOV 30,
                                                                                 1997             1996             1995
                                                             SIX MONTHS       ----------       ----------       ----------
                                                               ENDED
                                                              MAY 31,
                                                                1998
                                                             ----------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period...................      $   19.02        $   15.76        $    12.92       $   10.00
                                                             ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................................           0.10             0.32              0.28            0.23
  Net Gains (Losses) on Securities (Realized and
    Unrealized)........................................           2.99             3.52              2.60            3.09
                                                             ----------       ----------       ----------       ----------
  Total from Investment Operations.....................           3.09             3.84              2.88            3.32
                                                             ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income................................          (0.33)           (0.29)            (0.04)          (0.23)
  Net Realized Gains...................................          (1.09)           (0.29)               --           (0.17)
                                                             ----------       ----------       ----------       ----------
  Total Distributions..................................          (1.42)           (0.58)            (0.04)          (0.40)
                                                             ----------       ----------       ----------       ----------
Net Asset Value, End of Period.........................      $   20.69        $   19.02        $    15.76       $   12.92
                                                             ----------       ----------       ----------       ----------
                                                             ----------       ----------       ----------       ----------
Total Return...........................................          17.59%#          25.23%            22.34%          33.27%#

Net Assets, End of Period (thousands)..................      $ 506,503        $ 471,038        $  379,974       $ 135,043
  Ratio of Expenses to Average Net Assets (1)..........           0.19%*           0.23%             0.26%           0.31%*
  Ratio of Net Investment Income to Average Net
    Assets.............................................           0.99%*           1.79%             2.29%           2.82%*
  Portfolio Turnover Rate..............................            N/A              N/A               N/A             N/A
  Average Commission Rate..............................            N/A              N/A               N/A             N/A
  Portfolio Turnover Rate of Master Fund Series........          22.09%*          17.71%            20.12%          29.41%(a)
  Average Commission Rate of Master Fund Series........      $  0.0484        $  0.0494        $   0.0499             N/A

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Master Fund Series turnover calculated for the period ended November 30, 1995.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which U.S. Large Cap Value Portfolio III (the Portfolio) is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1998, the Portfolio owned 28% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $ 186,688
Gross Unrealized Depreciation..........................         --
                                                         ---------
Net....................................................  $ 186,688
                                                         ---------
                                                         ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1998.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                   SHARES            VALUE+
                                                                ---------    --------------
COMMON STOCKS -- (99.5%)
 AK Steel Holding Corp......................................      156,800    $    2,920,400
 *AMR Corp..................................................      226,500        34,866,844
 *Advanced Micro Devices, Inc...............................      485,900         9,475,050
 Advanta Corp. Class A......................................       20,313           421,495
 Advanta Corp. Class B Non-Voting...........................       40,225           763,018
 #Aetna, Inc................................................      544,726        42,590,764
 Agco Corp..................................................      141,400         3,552,675
 Albemarle Corp.............................................       97,500         2,370,469
 *Alexander & Baldwin, Inc..................................      109,700         3,160,731
 *Alleghany Corp............................................        8,432         2,993,360
 Alumax, Inc................................................      138,500         6,483,531
 Ambac, Inc.................................................      150,200         8,214,062
 #Amerada Hess Corp.........................................      179,900         9,725,844
 American Financial Group, Inc. (New).......................       32,300         1,459,556
 American General Corp......................................      440,707        29,582,457
 American Greetings Corp. Class A...........................       19,400           921,500
 American National Insurance Co.............................       21,900         2,322,769
 Apache Corp................................................      156,600         5,353,762
 *#Apple Computer, Inc......................................      179,700         4,778,897
 Archer-Daniels Midland Co..................................    1,168,510        22,055,626
 Argonaut Group, Inc........................................       32,100         1,038,234
 *Arrow Electronics, Inc....................................      287,600         7,243,925
 *#Asarco, Inc..............................................      104,900         2,379,919
 *Associates First Capital Corp. Class A....................      696,019        52,070,921
 Astoria Financial Corp.....................................       13,800           759,431
 *#Atmel Corp...............................................       95,400         1,410,131
 Avnet, Inc.................................................       55,600         3,280,400
 Ball Corp..................................................      112,500         4,436,719
 Bear Stearns Companies, Inc................................      204,437        11,090,707
 Berkley (W.R.) Corp........................................       44,600         2,101,775
 *#Bethlehem Steel Corp.....................................      275,500         3,374,875
 *Beverly Enterprises.......................................      296,100         4,237,931
 Black & Decker Corp........................................      220,100        12,848,337
 Block Drug Co., Inc. Class A...............................       36,494         1,603,455
 Boise Cascade Corp.........................................      162,100         5,410,087
 Borg Warner Automotive, Inc................................       46,300         2,639,100
 #Bowater, Inc..............................................      141,300         7,153,312
 *Brinker International, Inc................................       97,500         2,120,625
 *Burlington Industries, Inc................................      100,800         1,770,300
 #Burlington Northern Santa Fe Corp.........................      278,600        27,720,700
 #CIGNA Corp................................................      269,424        18,455,544
 *CNA Financial Corp........................................      137,500        20,796,875
 CSX Corp...................................................      474,500        22,598,062
 *Cabletron Systems, Inc....................................      438,500         5,645,687
 Capital Re Corp............................................        8,300           618,350
 Carpenter Technology Corp..................................        7,500           397,500
 Century Telephone Enterprises, Inc.........................      121,800         5,397,262
 Champion International Corp................................      196,000         9,408,000
 Chesapeake Corp............................................       15,100           536,050
 Chiquita Brands International, Inc.........................      111,200         1,494,250
 *Chris-Craft Industries, Inc...............................       68,808         3,616,720
 Chrysler Corp..............................................    1,711,426        95,198,071
 #Cincinnati Financial Corp.................................      296,580        12,511,969
 Circuit City Stores, Inc. (Circuit City Group).............       64,800         2,745,900
 *#Circus Circus Enterprises, Inc...........................      271,300         4,815,575
 Citizens Corp..............................................       21,600           693,900

                                                                   SHARES            VALUE+
                                                                ---------    --------------

 Commerce Group, Inc........................................       54,700    $    1,952,106
 Comsat Corp. Series 1......................................       96,600         3,368,925
 *Consolidated Freightways Corp.............................       50,450           747,291
 Consolidated Papers, Inc...................................       22,600           653,987
 Coors (Adolph) Co. Class B.................................       80,500         3,021,266
 Countrywide Credit Industries, Inc.........................      258,600        11,960,250
 Cummins Engine Co., Inc....................................       95,200         4,950,400
 *Cypress Semiconductor Corp................................      184,700         1,581,494
 Cyprus Amax Minerals Co., Inc..............................      238,900         3,792,537
 *DSC Communications Corp...................................      372,300         6,364,003
 Darden Restaurants, Inc....................................      356,000         5,495,750
 *Digital Equipment Corp....................................      389,300        21,362,837
 Dillards, Inc. Class A.....................................      321,700        13,531,506
 *EEX Corp..................................................      434,154         4,287,271
 Echlin, Inc................................................       29,500         1,401,250
 #Enhance Financial Services Group, Inc.....................       13,200           859,650
 Enron Corp.................................................       16,600           832,075
 *Extended Stay America, Inc................................       38,900           427,900
 *#Federated Department Stores, Inc.........................      606,300        31,413,919
 Fina, Inc. Class A.........................................       35,200         2,261,600
 #Financial Security Assurance Holdings, Ltd................       41,800         2,476,650
 Fingerhut Companies, Inc...................................      106,800         3,130,575
 First Citizens Bancshares, Inc. NC.........................       10,100         1,060,500
 First Hawaiian, Inc........................................       98,600         3,722,150
 Florida East Coast Industries, Inc.........................       12,400         1,546,900
 Ford Motor Co..............................................    2,655,700       137,764,437
 Foster Wheeler Corp........................................      118,600         3,009,475
 *Fruit of The Loom, Inc. Class A...........................      120,600         4,334,062
 GATX Corp..................................................       42,200         3,465,675
 General Motors Corp........................................    1,452,500       104,489,219
 General Motors Corp. Class H...............................      205,846        10,189,377
 *Genesis Health Ventures, Inc..............................       98,400         2,490,750
 Georgia-Pacific Corp.......................................      164,900        10,584,519
 #Georgia-Pacific Corp. Timber Group........................      164,900         3,885,456
 *Golden State Bancorp, Inc.................................      144,900         5,551,481
 Golden West Financial Corp.................................       90,800         9,806,400
 Great Atlantic & Pacific Tea Co., Inc......................      126,700         4,054,400
 Greenpoint Financial Corp..................................      143,200         5,898,050
 Helmerich & Payne, Inc.....................................      104,300         2,633,575
 Hilton Hotels Corp.........................................      329,500        10,358,656
 #Hollinger International, Inc. Class A.....................      147,100         2,362,794
 IBP, Inc...................................................      288,400         5,587,750
 *IVAX Corp.................................................      361,000         3,316,687
 Inland Steel Industries, Inc...............................      174,600         4,997,925
 *Integrated Device Technology, Inc.........................      292,900         2,741,361
 Integrated Health Services, Inc............................       22,500           836,719
 #International Paper Co....................................      677,200        31,151,200
 *International Speciality Products, Inc....................      252,000         4,362,750
 *#K Mart Corp..............................................    1,417,400        27,462,125
 *Komag, Inc................................................      156,300         1,538,578
 LNR Property Corp..........................................       60,000         1,552,500
 *LSI Logic Corp............................................      458,000         9,761,125
 LTV Corp...................................................      225,900         2,470,781
 #Lafarge Corp..............................................      136,700         5,143,337
 *#Lam Research Corp........................................      113,900         2,708,684
 Lehman Brothers Holdings, Inc..............................      297,600        21,111,000
 Lennar Corp................................................       10,600           280,900

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
 Liberty Corp...............................................       35,900    $    1,806,219
 Liberty Financial Companies, Inc...........................      121,500         4,244,906
 Lincoln National Corp......................................      223,050        20,046,619
 Loews Corp.................................................      222,300        20,173,725
 *Lone Star Steakhouse Saloon...............................        2,500            42,266
 Longs Drug Stores Corp.....................................       28,000           848,750
 *Longview Fibre Co.........................................       62,900         1,037,850
 *#Louisiana-Pacific Corp...................................      298,100         5,943,369
 Mallinckrodt, Inc..........................................       56,100         1,728,581
 Mead Corp..................................................      281,000         8,746,125
 Media General, Inc. Class A................................       11,600           533,600
 Mercantile Stores Co., Inc.................................      140,012        11,008,443
 *#Micron Technology, Inc...................................      700,200        16,498,462
 Mitchell Energy & Development Corp. Class A................       68,500         1,644,000
 Mitchell Energy & Development Corp. Class B................       41,600           962,000
 Morgan (J.P.) & Co., Inc...................................      174,500        21,670,719
 NAC RE Corp................................................       10,400           485,550
 *National Semiconductor Corp...............................      458,600         7,452,250
 *#Navistar International Corp..............................      221,900         6,698,606
 *Nextel Communications Corp. Class A.......................      113,915         2,680,562
 Norfolk Southern Corp......................................      739,500        23,155,594
 *#Novell, Inc..............................................    1,021,700        10,759,778
 #Occidental Petroleum Corp.................................      650,800        17,978,350
 *Officemax, Inc............................................      367,200         6,035,850
 Ogden Corp.................................................      151,696         4,332,817
 #Ohio Casualty Corp........................................       64,800         3,138,750
 Old Republic International Corp............................      373,275        10,638,338
 Olsten Corp................................................       13,300           165,419
 Overseas Shipholding Group, Inc............................       37,500           726,563
 Pacific Century Financial Corp.............................      113,600         2,847,100
 *Pacificare Health Systems, Inc. Class A...................       12,040           970,349
 *Pacificare Health Systems, Inc. Class B...................       31,656         2,617,556
 #Penncorp Financial Group, Inc.............................       18,200           402,675
 Pep Boys - Manny, Moe & Jack...............................      151,100         3,361,975
 *Pharmerica, Inc...........................................      134,755         1,638,115
 Phelps Dodge Corp..........................................      105,900         6,459,900
 *Phycor, Inc...............................................      141,200         2,378,338
 *Potlatch Corp.............................................       94,600         4,144,663
 Provident Companies, Inc...................................      550,808        20,311,045
 Providian Financial Corp...................................       88,300         5,618,088
 Pulte Corp.................................................       35,700         1,903,256
 RJR Nabisco Holdings Corp..................................      584,480        16,475,030
 Rayonier, Inc..............................................       83,000         3,895,813
 *Read-Rite Corp............................................      204,700         1,797,522
 #Reynolds Metals Co........................................      136,800         7,934,400
 Russell Corp...............................................      137,400         3,744,150
 Ryder System, Inc..........................................      195,800         6,669,438
 #Safeco Corp...............................................      304,200        14,202,338
 *Saint Paul Companies, Inc.................................      583,026        25,871,779
 *Seagate Technology, Inc...................................      603,100        13,946,688
 *#Sensormatic Electronics Corp.............................      270,400         3,464,500
 *Silicon Graphics, Inc.....................................      456,700         5,480,400
 Springs Industries, Inc. Class A...........................        5,000           280,625
 Sprint Corp................................................       86,700         6,220,725
 St. Joe Corp...............................................       78,400         2,347,100
 *#Stone Container Corp.....................................      237,400         4,213,850
 *Stratus Computer, Inc.....................................       88,400         3,187,925
                                                                   SHARES            VALUE+
                                                                ---------    --------------

 *#Sun Healthcare Group, Inc................................      161,500    $    2,715,219
 TIG Holdings, Inc..........................................      185,700         4,596,075
 Tecumseh Products Co. Class A..............................       58,300         2,922,288
 Tecumseh Products Co. Class B..............................        5,700           302,456
 *#Tele-Communications International, Inc. Class A..........       34,400           583,725
 Telephone & Data Systems, Inc..............................      152,900         6,689,375
 Temple-Inland, Inc.........................................      138,200         8,119,250
 Tenneco, Inc...............................................      324,700        13,515,638
 Terra Industries, Inc......................................      153,400         1,553,175
 Timken Co..................................................      167,800         6,313,475
 *#Toys R Us, Inc...........................................      613,800        16,265,700
 Transamerica Corp..........................................      231,400        26,611,000
 Trinity Industries, Inc....................................        2,500           119,375
 Tyson Foods, Inc. Class A..................................       13,000           274,625
 UMB Financial Corp.........................................       34,000         1,878,500
 USX-Marathon Group, Inc....................................      384,650        13,462,750
 USX-US Steel Group.........................................      314,400        11,279,100
 Union Camp Corp............................................      142,600         7,798,438
 Union Pacific Corp.........................................      495,300        23,960,138
 Union Texas Petroleum Holding, Inc.........................      181,900         5,002,250
 Unionbancal Corp...........................................       53,200         5,215,263
 *#United States Cellular Corp..............................      141,300         4,336,144
 Unitrin, Inc...............................................      111,900         7,798,031
 *Valero Energy Corp........................................      133,300         4,348,913
 Valhi, Inc.................................................       85,600           839,950
 *Viacom, Inc. Class A......................................      122,400         6,739,650
 *Viacom, Inc. Class B......................................      805,200        44,286,000
 *#Vishay Intertechnology, Inc..............................      102,564         2,288,459
 Weis Markets, Inc..........................................       20,700           730,969
 Wesco Financial Corp.......................................        8,500         3,021,750
 Westvaco Corp..............................................      201,650         5,747,025
 Weyerhaeuser Co............................................      165,000         8,384,063
 Whirlpool Corp.............................................       69,000         4,713,563
 *Willamette Industries, Inc................................      298,600        10,245,713
 Xtra Corp..................................................        6,200           325,500
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,294,463,943).....................................                  1,778,290,898
                                                                             --------------

                                                                  FACE
                                                                 AMOUNT
                                                                ---------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes 6.50%,
   08/31/01, valued at $3,686,025 and U.S. Treasury Notes
   5.75%, 10/31/02, valued at $4,751,213) to be repurchased
   at $8,305,632.
   (Cost $8,302,000)........................................       $8,302         8,302,000
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,302,765,943)++...................................                 $1,786,592,898
                                                                             --------------
                                                                             --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value....................................................................  $  1,786,593
Collateral for Securities Loaned........................................................       131,583
Receivables
  Dividends and Interest................................................................         3,894
  Investment Securities Sold............................................................         5,324
  Fund Shares Sold......................................................................           631
Prepaid Expenses and Other Assets.......................................................             6
                                                                                          ------------
    Total Assets........................................................................     1,928,031
                                                                                          ------------

LIABILITIES:
Payable for Securities Loaned...........................................................       131,583
Payable for Investment Securities Purchased.............................................         8,845
Payable for Fund Shares Redeemed........................................................           134
Accrued Expenses and Other Liabilities..................................................           309
                                                                                          ------------
    Total Liabilities...................................................................       140,871
                                                                                          ------------

NET ASSETS..............................................................................  $  1,787,160
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    89,381,063
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      19.99
                                                                                          ------------
                                                                                          ------------

Investments at Cost.....................................................................  $  1,302,766
                                                                                          ------------
                                                                                          ------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY.

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends..........................................................................  $  14,050
    Interest...........................................................................        406
    Income From Securities Lending.....................................................         96
                                                                                         ---------
        Total Investment Income........................................................     14,552
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................        830
    Accounting & Transfer Agent Fees...................................................        339
    Custodian's Fee....................................................................        130
    Legal Fees.........................................................................         11
    Audit Fees.........................................................................         16
    Shareholders' Reports..............................................................         15
    Trustees' Fees and Expenses........................................................          3
    Other..............................................................................         10
                                                                                         ---------
        Total Expenses.................................................................      1,354
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................     13,198
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities.............................................     85,496

Change in Unrealized Appreciation (Depreciation) of Investment Securities..............    164,682
                                                                                         ---------

    NET GAIN ON INVESTMENT SECURITIES..................................................    250,178
                                                                                         ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ 263,376
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                             YEAR
                                                                                                             ENDED
                                                                                                           NOV. 30,
                                                                                                             1997
                                                                                           SIX MONTHS    -------------
                                                                                              ENDED
                                                                                             MAY 31,
                                                                                              1998
                                                                                          -------------
                                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.................................................................  $      13,198  $      24,622
  Net Realized Gain on Investment Securities............................................         85,496         82,623
  Change in Unrealized Appreciation (Depreciation) of Investment Securities.............        164,682        172,274
                                                                                          -------------  -------------
    Net Increase in Net Assets Resulting from Operations................................        263,376        279,519
                                                                                          -------------  -------------

Distributions From:
  Net Investment Income.................................................................         (8,250)       (23,401)
  Net Realized Gains....................................................................        (82,635)       (52,566)
                                                                                          -------------  -------------
      Total Distributions...............................................................        (90,885)       (75,967)
                                                                                          -------------  -------------
Capital Share Transactions (1):
  Shares Issued.........................................................................        131,988        320,473
  Shares Issued in Lieu of Cash Distributions...........................................         72,631         64,945
  Shares Redeemed.......................................................................        (79,946)       (86,916)
                                                                                          -------------  -------------
      Net Increase From Capital Share Transactions......................................        124,673        298,502
                                                                                          -------------  -------------
      Total Increase....................................................................        297,164        502,054
NET ASSETS
  Beginning of Period...................................................................      1,489,996        987,942
                                                                                          -------------  -------------
  End of Period.........................................................................  $   1,787,160  $   1,489,996
                                                                                          -------------  -------------
                                                                                          -------------  -------------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................................          6,951         19,550
    Shares Issued in Lieu of Cash Distributions.........................................          4,266          4,236
    Shares Redeemed.....................................................................         (4,220)        (5,069)
                                                                                          -------------  -------------
                                                                                                  6,997         18,717
                                                                                          -------------  -------------
                                                                                          -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR          FEB. 19
                                        ENDED           ENDED           ENDED           ENDED           ENDED             TO
                                       MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         1998            1997            1996            1995            1994            1993
                                      ----------      ----------      ----------      ----------      ----------      ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    18.09      $    15.52      $    13.29      $     9.92      $    10.59      $    10.00
                                      ----------      ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income ............        0.15            0.32            0.31            0.32            0.33            0.20
  Net Gains (Losses) on Securities
    (Realized and Unrealized).......        2.85            3.38            2.57            3.53           (0.65)           0.58
                                      ----------      ----------      ----------      ----------      ----------      ----------
    Total from Investment
      Operations....................        3.00            3.70            2.88            3.85           (0.32)           0.78
                                      ----------      ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS
  Net Investment Income.............       (0.10)          (0.31)          (0.31)          (0.31)          (0.35)          (0.18)
  Net Realized Gains................       (1.00)          (0.82)          (0.34)          (0.17)             --           (0.01)
                                      ----------      ----------      ----------      ----------      ----------      ----------
    Total Distributions.............       (1.10)          (1.13)          (0.65)          (0.48)          (0.35)          (0.19)
                                      ----------      ----------      ----------      ----------      ----------      ----------
                                      ----------      ----------      ----------      ----------      ----------      ----------

Net Asset Value, End of Period......  $    19.99      $    18.09      $    15.52      $    13.29      $     9.92      $    10.59
                                      ----------      ----------      ----------      ----------      ----------      ----------
                                      ----------      ----------      ----------      ----------      ----------      ----------
Total Return........................       17.65%#         25.31%          22.48%          39.26%          (3.13)%          7.79%#

Net Assets, End of Period
  (thousands).......................  $1,787,160      $1,489,996      $  987,942      $  423,027      $  198,848      $   90,271
Ratio of Expenses to Average Net
  Assets............................        0.16%*          0.18%           0.19%           0.21%           0.22%           0.23%*
Ratio of Net Investment Income to
  Average Net Assets................        1.59%*          1.96%           2.37%           2.84%           3.72%           3.75%*
Portfolio Turnover Rate.............       22.09%*         17.71%          20.12%          29.41%          39.33%           0.75%*
Average Commission Rate.............  $   0.0484      $   0.0494      $   0.0499             N/A             N/A             N/A

--------------

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1998, the Series fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 236,159
Sales..................................................    180,682

E. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $ 518,508
Gross Unrealized Depreciation..........................    (34,681)
                                                         ---------
Net....................................................  $ 483,827
                                                         ---------
                                                         ---------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series for the six months ended May 31, 1998.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital......................................  $ 1,211,229
Undistributed Net Investment Income..................        6,697
Undistributed Net Realized Gain......................       85,407
Unrealized Appreciation of Investment Securities.....      483,827
                                                       -----------
                                                       $ 1,787,160
                                                       -----------
                                                       -----------

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1998 was reinvested into overnight repurchase agreements with Swiss Bank Corp., UBS Securities Inc., Salomon Brothers and Barclays De Zoete Wedd, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 1998, the market value of securities on loan to brokers was $126,336,012, the related collateral cash received was $131,583,374 and the value of collateral on overnight repurchase agreements was $134,245,296.